                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.


--------------------------------------------------------------------------------
1. Name and address of issuer:
   The American Life Insurance Company of New York
   Separate Account No.2
   320 Park Ave
   New York, NY  10022
--------------------------------------------------------------------------------
2. Name of each series or class of funds for which this notice if filed:
   Money Market, All America Bond, Composite, Mid-Term Bond, Short-Term Bond, Equity Index, Aggressive Equity, Scudder Bond, Scudder Capital Growth, Balanced Scudder International, TCI Growth, Calvert Responsibly Invested, Fidelity VIP Equity-Income, Fidelity VIP II Contrafund, Fidelity VIP II
   Asset Manager

--------------------------------------------------------------------------------
3. Investment Company Act File Number: 811-7904

   Securities Act File Number:    33-66406


--------------------------------------------------------------------------------
4. Last day of fiscal year for which this notice is filed:

   Dec. 31, 1995


--------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [ ]

--------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


--------------------------------------------------------------------------------
7. Number and amount of securitries of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      -0-

--------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      -0-

--------------------------------------------------------------------------------
9. Number and aggregate sale price of securities sold during the fiscal year:


    1,076,682 units  $4,055,886

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. Number and aggregate sale price of securites sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    1,076,682 units   $4,055,886

--------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):


                                      N/A

--------------------------------------------------------------------------------
12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                    $  4,055,886
                                                             -------------------
    (ii)  Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             -------------------
    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):            -     -0-
                                                             -------------------
    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24f-2 (if applicable):       +     -0-
                                                             -------------------
    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):                        $   4,055,886
                                                             -------------------

    (vi)  Multiplier presecribed by Section 6(b) of the
          Securities Act of 1933 or other applicble law or
          regulation (see instruction C.6):                  x  .000344827
                                                             -------------------
    (vii) Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                        $    1,398.58
                                                             ===================

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
--------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Procedures (17 CFR 202.3a).
                                                                [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


    Feb. 28, 1996

--------------------------------------------------------------------------------
                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  original signed by Allen J. Bruckheimer
                          ------------------------------------------------------

                           Allen J. Bruckheimer - Senior Vice President
                          ------------------------------------------------------


Date    2/28/96
     ----------------------------

 *Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------

          [The American Life Insurance Company of New York letterhead]


                              February 28, 1996



The American Life Insurance Company of New York
320 Park Avenue
New York, NY  10022


RE:  The American Separate Account No. 2
     -----------------------------------

Gentlemen:

In connection with the filing of a Form 24F-2 for fiscal year 1995 under Rule 24f-2 of the Investment Company Act of 1940, you have asked that I furnish the following opinion.

For such purposes, I have reviewed the corporate records of The American Life Insurance Company of New York (the "Company"), the charter of the Company, the statutes and regulations of the State of New York and such other documents and such questions of law as I have deemed necessary or advisable.

On the basis of such review, it is my opinion that, when the Contracts, pursuant to which Contributions in the aggregate amount of $4,055,886 were allocated to Separate Account No. 2 during the fiscal year ended December 31, 1995, referred to in item 9 of Form 24F-2, were sold during 1995 in reliance upon registration pursuant to Rule 24f-2 and in accordance with the currently effective prospectus of the Company, such Contracts constituted validly issued and binding obligations of the Company in accordance with their terms.

I hereby consent to the use of this opinion in connection with the above-referenced Form 24F-2.



                              Very truly yours,

                              original signed by Patrick A. Burns

                              Patrick A. Burns
                              Senior Executive Vice President
                                 and General Counsel